Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
General and administrative expenses	$ 95,132		$ 393,645		$ 1,802
Loss from operations	(95,132)		(393,645)
Other income (expenses):
Investment income on trust account	372,393		484,151
Total other income (expense)	372,393		484,151
Net loss	$ 277,261		$ 90,506		$ (1,802)
Redeemable Preferred Stock
Other income (expenses):
Weighted average common shares outstanding, basic	8,050,000		6,302,564
Weighted average common shares outstanding, diluted	8,050,000	0	6,302,564	0
Basic net income (loss) per share	$ 0.04		$ 0.13
Diluted net income (loss) per share	$ 0.04	$ 0	$ 0.13	$ 0
Nonredeemable Preferred Stock
Other income (expenses):
Weighted average common shares outstanding, basic	2,107,750		2,020,780
Weighted average common shares outstanding, diluted	2,107,750	0	2,020,780	0
Basic net income (loss) per share	$ (0.01)		$ (0.38)
Diluted net income (loss) per share	$ (0.01)	$ 0	$ (0.38)	$ 0